Share-based payments - Summary of terms and conditions of share-based payment arrangement (Detail)	12 Months Ended
Dec. 31, 2021 shares
one Tranche [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
PeriodinMonthsWhenOptions WillBecomePotentiallySuitable For Exercise	12 months
PercentageoftheNumber of Options Granted	20.00%
Number of Options Granted	332,498
TwoTranche [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
PeriodinMonthsWhenOptions WillBecomePotentiallySuitable For Exercise	24 months
PercentageoftheNumber of Options Granted	20.00%
Number of Options Granted	332,498
Three Tranche [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
PeriodinMonthsWhenOptions WillBecomePotentiallySuitable For Exercise	36 months
PercentageoftheNumber of Options Granted	60.00%
Number of Options Granted	997,485